Inventories (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Inventory Disclosure [Abstract]
Inventory write downs	$ 273	$ 0	$ 397	$ 0